Share-Based Compensation - Summary of Share Options Activity Classified as Equity (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 shares	Dec. 31, 2024 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Granted | shares		22,000,000
Number of options, Exercised | shares				(318,299,998)
Number of options, Forfeited | shares		(27,647)	0
Options Classified as Equity [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Beginning balance | shares		398,426,278
Number of options, Granted | shares		93,783,260
Number of options, Exercised | shares		(156,832,119)
Number of options, Forfeited | shares		(69,183,175)
Number of options, Ending balance | shares		266,194,244	398,426,278
Number of options, Vested and expected to vest | shares					266,194,244
Number of options, Exercisable | shares		56,689,099
Weighted average exercise price per share, Beginning balance	$ 0.00001
Weighted average exercise price per share, Granted	0.00001
Weighted average exercise price per share, Exercised	0.00001
Weighted average exercise price per share, Forfeited	0.00001
Weighted average exercise price per share, Ending balance	0.00001
Weighted average exercise price per share, Vested and expected to vest	0.00001
Weighted average exercise price per share, Exercisable	0.00001
Weighted average remaining contract life		7 years 9 months 14 days	8 years 3 months
Weighted average remaining contract life, Vested and expected to vest		7 years 9 months 14 days
Weighted average remaining contract life, Exercisable		5 years 8 months 15 days
Weighted average grant date fair value per share, Beginning balance	0.4233
Weighted average grant date fair value per share, Granted	0.368
Weighted average grant date fair value per share, Exercised	0.4243
Weighted average grant date fair value per share, Forfeited	0.3662
Weighted average grant date fair value per share, Ending balance	0.418
Weighted average grant date fair value per share, Vested and expected to vest	0.418
Weighted average grant date fair value per share, Exercisable	$ 0.3769
Aggregate intrinsic value, Beginning balance | ¥		¥ 139,644
Aggregate intrinsic value, Ending balance | ¥		¥ 144,008	¥ 139,644
Aggregate intrinsic value, Vested and expected to vest | ¥					¥ 144,008
Aggregate intrinsic value, Exercisable | ¥					¥ 30,668